Senior Secured Promissory Note (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Schedule of Senior Secured Promissory Note
	June 30, 2025	December 31, 2024
Senior Secured Promissory Note -current	$-	$255,765
Senior Secured Promissory Note -long-term	10,748,408	10,748,408
Total	$10,748,408	$11,004,173

	December 31, 2024	December 31, 2023
Senior Secured Promissory Note (current)	$255,765	$3,006,991
Senior Secured Promissory Note (long term)	10,748,408	11,004,175
	$11,004,173	$14,011,166

Schedule of Outstanding Amount on Debt

The repayment schedule for the outstanding principal balance as on June 30, 2025, is as follows:

For The Year Ended December 31,	Amount
2025	$-
2026	-
2027	697,614
2028	790,592
2029	826,047
2030	8,434,155
Total	$10,748,408

Restated Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Schedule of Outstanding Amount on Debt

The repayment schedule for the outstanding principal balance as on December 31, 2024, is as follows:

Year
2025	$255,765
2026	-
2027	697,614
2028	790,592
2029	826,047
2030	8,434,155
Grand total	$11,004,173